UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152

13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua Steiner
Title:    Managing Member
Phone:    (212) 418-1700

Signature, Place and Date of Signing:


/s/ Joshua Steiner                  New York, NY            February 10, 2009
--------------------------         --------------           -----------------
       [Signature]                  [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             0

Form 13F Information Table Value Total:            $0
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number          Name

1.            028-12254                     Quadrangle Equity Investors Ltd

2.            028-12486                     Quadrangle Equity Investors LP


* As of December 31, 2008, the investment management agreements between Quadrangle Equity Management LLC ("QEM") and Quadrangle Equity Investors LP and
Quadrangle Equity Investors Ltd, respectively, have been terminated and QEM no longer manages any securities listed on the Securities and Exchange Commission's
Official List of Section 13(f) Securities. QEM is in the process of an orderly liquidation and legal dissolution and does not intend to manage any securities listed on the Securities and Exchange Commission's Official list of Section
13(f) Securities. Accordingly, QEM intends this Form 13F filing to conclude its Form 13F filing obligations.

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                                                    FORM 13F INFORMATION TABLE
COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                     VALUE      SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------      -----       --------    -------   ---   ----   ----------  --------  ----  ------  ----
